Concentrations of Risk (Details)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)
Concentrations of Risk [Abstract]
Revenue outstanding receivable percentage	10.00%		10.00%	10.00%
Revenue percentage		10.00%			10.00%
Deposit protection			$ 63,805	$ 500,000		$ 64,050	$ 500,000
Cash and cash equivalents	$ 3,800,000		3,800,000			6,400,000
Fund held in escrow	27,500,000		27,500,000			29,500,000
Maintained financial institutions amount	28,700,000		$ 28,700,000			$ 34,700,000
Combined loans receivables percentage			10.00%	10.00%		10.00%	10.00%
Foreign exchange gain (loss)	$ 349,539	$ (2,126,882)	$ 905,850		$ (2,607,456)	$ (2,643,261)		$ (915,062)
Foreign exchange loss						2,643,261		915,062